UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder PortfolioTM

Schedule of Investments

PIMCO EqS Pathfinder PortfolioTM

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 76.0%
BERMUDA 4.8%
ENERGY 2.1%
Seadrill Ltd.	2,949	$86

FINANCIALS 2.7%
Hiscox Ltd.	7,179	39
Lancashire Holdings Ltd.	7,662	67

		106

Total Bermuda		192

CANADA 1.0%
MATERIALS 1.0%
Potash Corp. of Saskatchewan, Inc.	268	39

Total Canada		39

DENMARK 3.5%
CONSUMER STAPLES 2.3%
Carlsberg A/S	891	92

FINANCIALS 1.2%
Jyske Bank A/S (a)	1,178	46

Total Denmark		138

FAEROE ISLANDS 1.5%
CONSUMER STAPLES 0.7%
Bakkafrost P/F (a)	4,176	29

FINANCIALS 0.8%
BankNordik P/F (a)	1,327	33

Total Faeroe Islands		62

FRANCE 11.5%
CONSUMER DISCRETIONARY 2.2%
Eutelsat Communications (a)	1,567	60
JC Decaux S.A. (a)	1,065	28

		88

CONSUMER STAPLES 5.6%
Danone	1,979	119
L’Oreal S.A.	240	27
Pernod-Ricard S.A.	901	75

		221

ENERGY 1.6%
Bourbon S.A.	582	24
Total S.A.	786	40

		64

FINANCIALS 0.5%
BNP Paribas	276	20

INDUSTRIALS 1.0%
Teleperformance	1,407	40

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	584	24

Total France		457

GERMANY 3.6%
FINANCIALS 1.6%
Deutsche Boerse AG	968	65

HEALTH CARE 0.7%
Rhoen Klinikum AG	1,143	25

INDUSTRIALS 0.5%
Kloeckner & Co. SE (a)	903	20

UTILITIES 0.8%
E.ON AG	1,072	32

Total Germany		142

GUERNSEY, CHANNEL ISLANDS 1.2%
FINANCIALS 1.2%
Resolution Ltd.	12,537	48

Total Guernsey, Channel Islands		48

HONG KONG 1.8%
FINANCIALS 1.0%
First Pacific Co. Ltd.	30,000	27
Guoco Group Ltd.	1,000	11

		38

INDUSTRIALS 0.8%
Jardine Matheson Holdings Ltd.	400	18
Jardine Strategic Holdings Ltd.	500	14

		32

Total Hong Kong		70

ITALY 0.5%
FINANCIALS 0.5%
Intesa Sanpaolo SpA	7,845	20

Total Italy		20

JAPAN 1.3%
INFORMATION TECHNOLOGY 1.3%
Nintendo Co. Ltd.	200	50

Total Japan		50

NETHERLANDS 5.1%
CONSUMER STAPLES 1.8%
CSM	2,427	71

ENERGY 1.2%
Dockwise Ltd. (a)	573	14
Royal Dutch Shell PLC ‘A’	1,153	35

		49

TELECOMMUNICATION SERVICES 2.1%
Koninklijke KPN NV	5,358	83

Total Netherlands		203

NORWAY 2.0%
CONSUMER STAPLES 1.2%
Marine Harvest ASA	54,199	47

INDUSTRIALS 0.8%
Orkla ASA	3,412	32

Total Norway		79

SINGAPORE 1.5%
FINANCIALS 0.6%
Great Eastern Holdings Ltd.	2,000	24

INDUSTRIALS 0.9%
Keppel Corp. Ltd.	5,000	34

Total Singapore		58

SWITZERLAND 5.1%
CONSUMER STAPLES 1.5%
Nestle S.A.	1,119	59

FINANCIALS 1.9%
UBS AG (a)	2,261	39
Zurich Financial Services AG	155	36

		75

HEALTH CARE 0.4%
Alcon, Inc.	100	17

INDUSTRIALS 0.7%
Schindler Holding AG	281	30

MATERIALS 0.6%
Sika AG	12	22

Total Switzerland		203

UNITED KINGDOM 11.8%
CONSUMER STAPLES 6.9%
British American Tobacco PLC	3,575	134
Imperial Tobacco Group PLC	3,629	108
Reckitt Benckiser Group PLC	607	33

		275

ENERGY 2.1%
BP PLC	12,098	83

FINANCIALS 2.8%
Barclays PLC	8,949	42
HSBC Holdings PLC	1,850	19
Lloyds Banking Group PLC (a)	14,743	17
Man Group PLC	9,303	32

		110

Total United Kingdom		468

UNITED STATES 19.8%
CONSUMER STAPLES 6.5%
Altria Group, Inc.	1,826	44
CVS Caremark Corp.	1,594	50
Lorillard, Inc.	852	69
Philip Morris International, Inc.	724	41
Reynolds American, Inc.	596	35

Wal-Mart Stores, Inc.	396	21

		260

ENERGY 1.6%
Apache Corp.	73	7
Pride International, Inc. (a)	1,871	55

		62

FINANCIALS 7.7%
Alleghany Corp. (a)	152	46
Bank of America Corp.	1,440	19
Berkshire Hathaway, Inc. (a)	735	61
CBOE Holdings, Inc.	2,056	41
Columbia Banking System, Inc.	725	14
Northwest Bancshares, Inc.	2,373	27
People’s United Financial, Inc.	2,033	27
Washington Federal, Inc.	1,060	16
White Mountains Insurance Group Ltd.	179	55

		306

HEALTH CARE 0.5%
Genzyme Corp. (a)	272	19

INFORMATION TECHNOLOGY 3.0%
ADC Telecommunications, Inc. (a)	1,525	19
Dell, Inc. (a)	2,587	34
Microsoft Corp.	2,771	68

		121

MATERIALS 0.5%
Airgas, Inc.	295	20

Total United States		788

Total Common Stocks (Cost $3,023)		3,017

EXCHANGE-TRADED FUNDS 4.3%
SPDR Gold Trust	1,328	170

Total Exchange-Traded Funds (Cost $152)		170

REAL ESTATE INVESTMENT TRUSTS 2.1%
Link REIT	28,500	84

Total Real Estate Investment Trusts (Cost $70)		84

SHORT-TERM INSTRUMENTS 10.1%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 10.1%	39,996	401

Total Short-Term Instruments (Cost $401)		401

PURCHASED OPTIONS (d) 0.3%
(Cost $16)		10

Total Investments 92.8% (Cost $3,662)		$3,682
Written Options (e) (0.1%) (Premiums $7)		(4)
Other Assets and Liabilities (Net) 7.3%		291

Net Assets 100.0%		$3,969

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Affiliated to the Portfolio.

(c)	Cash of $206 has been pledged as collateral for securities sold short as of September 30, 2010.

(d)	Purchased options outstanding on September 30, 2010:

Options on Securities/Exchange-Traded Funds

Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - CBOE CBOE Holdings, Inc.		$20.000	11/20/2010		$2	$2	$2
Put - CBOE Novartis AG ADR		55.000	11/20/2010		0	0	0
Put - CBOE SPDR Gold Trust		102.000	12/18/2010		0	1	0
Put - CBOE SPDR Gold Trust		106.000	12/18/2010		0	1	0
Put - EUX DJ Euro Stoxx 50 Index	EUR	2,450.000	12/17/2010	EUR	0	4	2
Put - EUX Euro Stoxx 50 Index		2,400.000	11/19/2010		0	1	0
Put - EUX Euro Stoxx 50 Index		2,400.000	12/17/2010		0	1	1
Put - OTC Euro Stoxx Banks Index		180.000	12/17/2010		0	6	5

						$16	$10

(e)	Written options outstanding on September 30, 2010:

Options on Securities/Exchange-Traded Funds

Description	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - CBOE CBOE Holdings, Inc.		$23.000	11/20/2010		$1	$1	$1
Call - OTC Barclays PLC	GBP	3.500	10/15/2010	GBP	2	0	0
Call - OTC Barclays PLC		3.600	10/15/2010		2	0	0
Call - OTC BP PLC		3.900	11/19/2010		2	2	1
Put - OTC Euro Stoxx Banks Index	EUR	160.000	12/17/2010	EUR	0	4	2

						$7	$4

(f) Short sales outstanding on September 30, 2010:

Description	Shares	Proceeds	Market Value
Mariner Energy, Inc.	424	$9	$10

(g) Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	5	10/2010	CITI	$0	$0	$0
Buy		178	10/2010	RBS	0	(1)	(1)
Sell		173	10/2010	RBS	0	(7)	(7)
Sell		178	11/2010	RBS	1	0	1
Sell	DKK	71	10/2010	CITI	0	(1)	(1)
Buy		905	10/2010	RBS	0	0	0
Sell		834	10/2010	RBS	0	(11)	(11)
Sell		905	11/2010	RBS	0	0	0
Sell	EUR	588	10/2010	CITI	0	(56)	(56)
Buy		588	10/2010	RBC	2	0	2
Sell		588	11/2010	RBC	0	(2)	(2)
Buy	GBP	13	10/2010	CITI	0	0	0
Sell		12	10/2010	CITI	0	0	0
Buy		434	10/2010	JPM	0	(5)	(5)
Sell		436	10/2010	RBS	0	(11)	(11)
Sell		434	11/2010	JPM	5	0	5
Buy	JPY	2,287	10/2010	BNP	0	0	0
Buy		42	10/2010	CITI	0	0	0
Sell		2,329	10/2010	RBS	0	0	0
Sell		2,287	11/2010	BNP	0	0	0
Sell	NOK	28	10/2010	CITI	0	0	0
Sell		35	10/2010	JPM	0	0	0
Buy		589	10/2010	RBS	0	(1)	(1)
Sell		561	10/2010	RBS	0	(6)	(6)
Sell		624	11/2010	RBS	1	0	1
Sell	SGD	18	10/2010	JPM	0	0	0
Buy		39	10/2010	RBS	0	0	0
Sell		21	10/2010	RBS	0	(1)	(1)
Sell		39	11/2010	RBS	0	0	0

					$9	$(102)	$(93)

(h) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Common Stocks
Bermuda
Energy	$0	$86	$0	$86
Financials	0	106	0	106
Canada
Materials	39	0	0	39
Denmark
Consumer Staples	0	92	0	92
Financials	0	46	0	46
Faeroe Islands
Consumer Staples	0	29	0	29
Financials	0	33	0	33
France
Consumer Discretionary	0	88	0	88
Consumer Staples	0	221	0	221
Energy	0	64	0	64
Financials	0	20	0	20
Industrials	0	40	0	40
Information Technology	0	24	0	24
Germany
Financials	0	65	0	65
Health Care	0	25	0	25
Industrials	0	20	0	20
Utilities	0	32	0	32
Guernsey, Channel Islands
Financials	0	48	0	48
Hong Kong
Financials	0	38	0	38
Industrials	0	32	0	32

Italy
Financials	0	20	0	20
Japan
Information Technology	0	50	0	50
Netherlands
Consumer Staples	0	71	0	71
Energy	0	49	0	49
Telecommunication Services	0	83	0	83
Norway
Consumer Staples	0	47	0	47
Industrials	0	32	0	32
Singapore
Financials	0	24	0	24
Industrials	0	34	0	34
Switzerland
Consumer Staples	0	59	0	59
Financials	0	75	0	75
Health Care	17	0	0	17
Industrials	0	30	0	30
Materials	0	22	0	22
United Kingdom
Consumer Staples	0	275	0	275
Energy	0	83	0	83
Financials	0	110	0	110
United States
Consumer Staples	260	0	0	260
Energy	62	0	0	62
Financials	306	0	0	306
Health Care	19	0	0	19
Information Technology	121	0	0	121
Materials	20	0	0	20
Exchange-Traded Funds	170	0	0	170
Real Estate Investment Trusts	0	84	0	84
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	401	0	0	401
Purchased Options
Equity Contracts	5	5	0	10
Other Contracts	0	0	0	0
Investments, at value	$1,420	$2,262	$0	$3,682

Short Sales, at value	$(10)	$0	$0	$(10)

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$9	$0	$9

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	0	(4)	0	(4)
Foreign Exchange Contracts	0	(102)	0	(102)
	$0	$(106)	$0	$(106)

Totals	$1,410	$2,165	$0	$3,566

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1. Federal Income Tax Matters

As of September 30, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Pathfinder PortfolioTM	$173	$(153)	$20

2. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange—traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	RBC	Royal Bank of Canada

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound	SGD	Singapore Dollar
DKK	Danish Krone	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter	EUX	Eurex Exchange

Other Abbreviations:
REIT	Real Estate Investment Trust	SPDR	Standard & Poor's Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 23, 2010

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2010